Other Liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities	28. OTHER LIABILITIES

		Group
	2022	2021
	£m	£m
Lease liabilities	125	132
Other(1)	2,456	1,935
	2,581	2,067
(1) For more information on amounts restated see Note 44.